REPURCHASE OF ORDINARY SHARES (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 American Depositary Shares [Member] CNY	Dec. 31, 2011 American Depositary Shares [Member] USD ($)	Dec. 31, 2011 American Depositary Shares [Member] CNY	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Additional Paid In Capital [Member] CNY
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, shares of common stock approved for repurchase				$ 30,000,000
Shares repurchased for full retirement			173,570	1,222,600	1,222,600	694,280	4,890,400
Value of shares repurchased for full retirement			5,521,130		48,503,352			48,502,683
Repurchase of shares of the Company (in shares)			430,800	257,230	257,230	1,723,200	1,028,920
Repurchase of shares of the Company	5,521,130	56,857,774	13,875,553		8,354,423